<DOCUMENT_COUNT>     1
<SROS>     NONE
<SUBMISSION-CONTACT>
<PHONE>     610-296-1400
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	HAGAR@CHARTWELLIP.COM
<FILER>
</FILER>
<PERIOD>     3/31/2010

UNITED STATES SECURITIES & EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Zeke Capital Advisors LLC
Address:	1235 Westlakes Drive, Suite 400
		Berwyn, PA  19312

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		G. Gregory Hagar
Title:		Compliance Officer
Phone:		610-296-1400
Signature, Place, and Date of Signing:

	G. Gregory Hagar	Berwyn, PA  19312		May 10, 2010

Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.

[  ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

Chartwell Investment Partners file number 028-06462
Clearbridge Advisors file number 028-11611
Columbia Partners file number 028-05386
Invesco AIM Capital Mgt file number 028-11293
Riverbridge Partners LLC file number 028-05655
Roosevelt file number 028-03511
Victory Capital Mgt file number 028-06354
Wells Fargo Advisors LLC file number 028-13118


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advance America                COM              00739W107    55802       9588039 SH       Sole                               9588039
Autonation Inc. Com            COM              05329W102    14755        816083 SH       Sole                                816083
Bank Of America Corp           COM              060505104     8675        485991 SH       Sole                                485991
Becton Dickinson Co            COM              758871099      425          5398 SH       Sole                                  5398
Berkshire Hathawy Cla A        COM              084990175     1462          1200 SH       Sole                                  1200
Carlyle Capital                COM              B1VYV82          0         24000 SH       Sole                                 24000
Carolina Alliance Bank Spartan COM              14376r107      360         45000 SH       Sole                                 45000
Citigroup Inc.                 COM              172967101       68         16710 SH       Sole                                 16710
Clarient Inc.                  COM              180489106       26         10000 SH       Sole                                 10000
Cyalume Technologies Warrents  COM              232429118       90        199006 SH       Sole                                199006
Cyalume Techs Hldgs            COM              232429100     1059        300000 SH       Sole                                300000
Duke Energy Corp New           COM              26441C105     1561         95671 SH       Sole                                 95671
FPL Group                      COM              302571104     9666        200000 SH       Sole                                200000
Frontline Ltd                  COM              G3682E127      303          9900 SH       Sole                                  9900
General Maritime New           COM              Y2693R101      140         19430 SH       Sole                                 19430
Herald National Bank           COM              42703Q104       73         25000 SH       Sole                                 25000
Mandarin Oriental              COM              562600304       42         30000 SH       Sole                                 30000
Pacific Asia Petroleum         COM              693864100       70         18088 SH       Sole                                 18088
Parke Bancorp Inc.             COM              700885106      183         20037 SH       Sole                                 20037
Psychemedics Corporation       COM              744375205     1471        191234 SH       Sole                                191234
Republic Services Inc.         COM              760759100    14985        516377 SH       Sole                                516377
Resaca Exploitation Inc.       COM              76083g203        0        853692 SH       Sole                                853692
Rstk Bion Environmental Tech   COM              09061q992       68         31600 SH       Sole                                 31600
Rstk Eos Intl Inc. Com         COM              26877p901        0        222220 SH       Sole                                222220
Rstk Psychemetrics Corp Com    COM              744375908        0        395866 SH       Sole                                395866
Solar Capital Ltd.             COM              83413U100      280         13266 SH       Sole                                 13266
South Finl Grp Inc.            COM              837841105      159        230153 SH       Sole                                230153
Spectra Energy Corp            COM              847560109     1482         65768 SH       Sole                                 65768
Strategic Diagnost             COM              862700101      247        130000 SH       Sole                                130000